5. Adoption of standards, amendments/interpretations of existing standards and standards issued but not yet effective (Details)	12 Months Ended
Dec. 31, 2018
New/Amended Standard 1
Disclosure of initial application of standards or interpretations [line items]
Changes to IFRS and new interpretations of mandatory application starting at the current year	Statement: IFRS 9 - Financial Instruments. Description: Several changes in classification and measurement, mainly in the measurement of impairment and hedge accounting. Impact: Reclassifications of financial assets impacting Shareholders' Equity and increase of impairment losses. See note 5.1.4.
New/Amended Standard 2
Disclosure of initial application of standards or interpretations [line items]
Changes to IFRS and new interpretations of mandatory application starting at the current year	Statement: IFRS 15 - Revenue from contracts with customers. Description: Applies a principle-based model and a definitive guide as when to recognize revenue. It also introduces new disclosures. Impact: Reclassification between lines of the result of rebates received from suppliers. See note 5.1.4.
New/Amended Standard 3
Disclosure of initial application of standards or interpretations [line items]
Changes to IFRS and new interpretations of mandatory application starting at the current year	Statement: IFRS 2 - Classification and measurement of share based payment. Description: Between other changes describes modifications of settled options of shares. Impact: Reclassification of withholding taxes for shareholders' equity. See note 5.1.4.
New/Amended Standard 4
Disclosure of initial application of standards or interpretations [line items]
Changes to IFRS and new interpretations of mandatory application starting at the current year	Statement: IFRS 10 and IAS 28 improvements - Sale or asset contribution between investor and associate or Joint Venture. Description: In case of assets sale or asset contribution between investor and associates or joint venture, the transaction will only be recognized in profit and loss if the transaction is done with unrelated third party. Impact: The adoption of this standard had no significant impact on the financial statements.